Lease Right-of-Use Asset and Lease Liabilities (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Apr. 02, 2020	Mar. 31, 2020
Operating lease, right of use asset	$ 9,632,625		$ 1,835,717
Operating lease, liability	$ 9,632,625
Weighted average discount rate leases	4.35%		4.35%
Plant and Dormitory [Member]
Lease period	4 years 6 months
Option to extend	true
Floors in Commercial Building [Member]
Lease period	3 years
Option to extend	true
Head Office [Member]
Lease period	5 years
Option to extend	true
ASU 2016-02 [Member]
Operating lease, right of use asset		$ 60,000
Operating lease, liability		$ 60,000